DERIVATIVES (Fair Value of Derivative Instruments) (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Designated as Hedging Instrument [Member] | Inventory Supply Arrangement Obligation [Member] | Accrued Expenses [Member]
Derivatives, Fair Value [Line Items]
Fair Value Asset/(Liability)		$ 0	$ 4,251
Designated as Hedging Instrument [Member] | Inventory Intermediation Agreement Obligation [Member] | Accrued Expenses [Member]
Derivatives, Fair Value [Line Items]
Fair Value Asset/(Liability)	$ 6,194	35,511	94,834
Not Designated as Hedging Instrument [Member] | Commodity Contract [Member] | Accrued Expenses [Member]
Derivatives, Fair Value [Line Items]
Fair Value Asset/(Liability)			$ 31,155
Not Designated as Hedging Instrument [Member] | Commodity Contract [Member] | Accounts Receivable [Member]
Derivatives, Fair Value [Line Items]
Fair Value Asset/(Liability)	$ 4,843	$ 46,127